Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Income Taxes Tables
Components of income (loss) before income taxes
Year ended June 30, 2017
Tax jurisdictions from:
– U.S.	$(53,102)
Income (loss) before income taxes	$(53,102)

Year ended June 30, 2016
Tax jurisdictions from:
–U.S.	$(3,625)
Income (loss) before income taxes	$(3,625)

Provision for income taxes
Year ended June 30, 2017
Current:
(9,027)
Income tax expense	$(9,027)

Year ended June 30, 2016
Current:
(616)
Income tax expense	$(616)

Summary of deferred tax assets
Year Ended June 30, 2017

Deferred tax assets:
Net operating tax carryforward	$(51,602)
Tax rate	17%
Gross deferred tax assets
Valuation allowance	(8,772)

Net deferred tax assets	$-0-